Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Consolidation Policy

Consolidation Policy

Our consolidated financial statements include our accounts and those of our subsidiaries in which we have a controlling interest. We hold varying undivided interests in various gas processing facilities in which we are responsible for our proportionate share of the costs and expenses of the facilities. Our consolidated financial statements reflect our proportionate share of the revenues, expenses, assets and liabilities of these undivided interests.

We follow the equity method of accounting when we can not exercise control over the investee, but we can exercise significant influence over the operating and financial policies of the investee. Under this method, our equity investments are carried originally at our acquisition cost, increased by our proportionate share of the investee’s net income and by contributions made, and decreased by our proportionate share of the investee’s net losses and by distributions received.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include all cash on hand, demand deposits, and investments with original maturities of three months or less. We consider cash equivalents to include short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Checks outstanding at the end of a period are reclassified to accounts payable, as we extinguish liabilities when the creditor receives our payment and we are relieved of our obligation (which for a check generally occurs when our bank honors that check).

Comprehensive Income	Comprehensive Income Comprehensive income includes net income and other comprehensive income (“OCI”), which includes changes in the fair value of derivative instruments that are designated as hedges.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

Estimated losses on accounts receivable are provided through an allowance for doubtful accounts. In evaluating the adequacy of the allowance, we make judgments regarding each party’s ability to make required payments, economic events and other factors. As the financial condition of any party changes, circumstances develop or additional information becomes available, adjustments to an allowance for doubtful accounts may be required.

Inventories

Inventories

The Partnership’s inventories consist primarily of NGL product inventories. Most NGL product inventories turn over monthly, but some inventory, primarily propane, is acquired and held during the year to meet anticipated heating season requirements of the Partnership’s customers. NGL product inventories are valued at the lower of cost or net realizable value using the average cost method. Commodity inventories that are not physically or contractually available for sale under normal operations (“deadstock”) are classified as Property, Plant and Equipment. Inventories also include materials and supplies required for our Badlands expansion activities in North Dakota, which are valued using the specific identification method.

Product Exchanges

Product Exchanges

Exchanges of NGL products are executed to satisfy timing and logistical needs of the exchange parties. Volumes received and delivered under exchange agreements are recorded as inventory. If the locations of receipt and delivery are in different markets, an exchange differential may be billed or owed. The exchange differential is recorded as either accounts receivable or accrued liabilities.

Gas Processing Imbalances

Gas Processing Imbalances

Quantities of natural gas and/or NGLs over-delivered or under-delivered related to certain gas plant operational balancing agreements are recorded monthly as inventory or as a payable using the weighted average price at the time the imbalance was created. Inventory imbalances receivable are valued at the lower of cost or market using the average cost method; inventory imbalances payable are valued at replacement cost. These imbalances are settled either by current cash-out settlements or by adjusting future receipts or deliveries of natural gas or NGLs.

Derivative Instruments

Derivative Instruments

The Partnership employs derivative instruments to manage the volatility of cash flows due to fluctuating energy prices and interest rates. All derivative instruments not qualifying for the normal purchase and normal sale exception are recorded on the balance sheets at fair value. The treatment of the periodic changes in fair value will depend on whether the derivative is designated and effective as a hedge for accounting purposes. The Partnership has designated certain liquids marketing contracts that meet the definition of a derivative as normal purchases and normal sales, which under GAAP, are not accounted for as derivatives. As a result, the revenues and expenses associated with such contracts are recognized during the period when volumes are physically delivered or received.

If a derivative qualifies for hedge accounting and is designated as a cash flow hedge, the effective portion of the change in fair value of the derivative is deferred in Accumulated Other Comprehensive Income (“AOCI”), a component of owners’ equity, and reclassified to earnings when the forecasted transaction occurs. Cash flows from a derivative instrument designated as a hedge are classified in the same category as the cash flows from the item being hedged. As such, we include the cash flows from commodity derivative instruments in revenues and from interest rate derivative instruments in interest expense.

If a derivative does not qualify as a hedge or is not designated as a hedge, the gain or loss resulting from the change in fair value on the derivative is recognized currently in earnings as a component of revenues.

The Partnership formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedge. This documentation includes the specific identification of the hedging instrument and the hedged item, the nature of the risk being hedged and the manner in which the hedging instrument’s effectiveness will be assessed. At the inception of the hedge, and on an ongoing basis, the Partnership assesses whether the derivatives used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.

The relationship between the hedging instrument and the hedged item must be highly effective in achieving the offset of changes in cash flows attributable to the hedged risk both at the inception of the contract and on an ongoing basis. The Partnership measures hedge ineffectiveness on a quarterly basis and reclassify any ineffective portion of the gain or loss related to the change in fair value to earnings in the current period.

The Partnership will discontinue hedge accounting on a prospective basis when a hedge instrument is terminated or ceases to be highly effective. Gains and losses deferred in AOCI related to cash flow hedges for which hedge accounting has been discontinued remain deferred until the forecasted transaction occurs. If it is no longer probable that a hedged forecasted transaction will occur, deferred gains or losses on the hedging instrument are reclassified to earnings immediately.

For balance sheet classification purposes, the Partnership analyzes the fair values of the derivative contracts on a deal by deal basis and reports the related fair values on a gross basis.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at acquisition value less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Expenditures for maintenance and repairs are expensed as incurred. Expenditures to refurbish assets that extend the useful lives or prevent environmental contamination are capitalized and depreciated over the remaining useful life of the asset or major asset component. We also capitalize certain costs directly related to the construction of assets, including internal labor costs, interest and engineering costs.

The determination of the useful lives of property, plant and equipment requires us to make various assumptions, including the supply of and demand for hydrocarbons in the markets served by our assets, normal wear and tear of the facilities, and the extent and frequency of maintenance programs.

We evaluate the recoverability of our property, plant and equipment when events or circumstances such as economic obsolescence, the business climate, legal and other factors indicate we may not recover the carrying amount of the assets. Asset recoverability is measured by comparing the carrying value of the asset with the asset’s expected future undiscounted cash flows. These cash flow estimates require us to make projections and assumptions for many years into the future for pricing, demand, competition, operating cost and other factors. If the carrying amount exceeds the expected future undiscounted cash flows we recognize increased depreciation expense equal to the excess of net book value over fair value as determined by quoted market prices in active markets or present value techniques if quotes are unavailable. The determination of the fair value using present value techniques requires us to make projections and assumptions regarding the probability of a range of outcomes and the rates of interest used in the present value calculations. Any changes we make to these projections and assumptions could result in significant revisions to our evaluation of recoverability of our property, plant and equipment and the recognition of additional depreciation expense due to impairment. Upon disposition or retirement of property, plant and equipment, any gain or loss is recorded to operations.

Goodwill

Goodwill

Goodwill is a residual intangible asset that results when the cost of an acquisition exceeds the fair value of the net identifiable assets of the acquired business. Goodwill is not amortized, but is assessed annually to determine whether its carrying value has been impaired.

Goodwill must be assigned to reporting units for the purpose of impairment testing. A reporting unit is an operating segment or one level below an operating segment (also known as a component). Goodwill resulting from the Atlas merger has been attributed to our WestTX, SouthOK and SouthTX reporting units.

Our annual goodwill impairment testing is performed as of November 30, as well as whenever events or changes in circumstances indicate it is more likely than not the fair value of these reporting units is less than their carrying amounts. This typically entails performing a two-step goodwill impairment test. However, we are permitted to first assess qualitative factors to determine if the two-step goodwill impairment test is necessary. If we choose to bypass this qualitative assessment or otherwise determine that a two-step process goodwill impairment test is required, the first step involves comparing the fair value of the reporting unit to which goodwill has been attributed with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step is required and involves comparing the implied fair value to the carrying value of the goodwill for that reporting unit. The implied fair value of goodwill is determined by assigning the reporting unit’s fair value to its individual assets and liabilities. If the carrying value of the goodwill of a reporting unit exceeds the implied fair value of that goodwill, the excess of the carrying value over the implied fair value is recognized as a reduction of goodwill on our Consolidated Balance Sheets and a goodwill impairment loss on our Consolidated Statements of Operations.

Intangible Assets

Intangible Assets

Intangible assets arose from producer dedications under long-term contracts and customer relationships associated with businesses acquisitions. The fair value of these acquired intangible assets was determined at the date of acquisition based on the present value of estimated future cash flows. Amortization expense attributable to these assets is recorded in a manner that closely resembles the expected pattern in which we benefit from services provided to customers.

Asset Retirement Obligations ("AROs")

Asset Retirement Obligations (“AROs”)

AROs are legal obligations associated with the retirement of tangible long-lived assets that result from an asset’s acquisition, construction, development and/or normal operation. An ARO is initially measured at its estimated fair value. Upon initial recognition of an ARO, we record an increase to the carrying amount of the related long-lived asset and an offsetting ARO liability. The consolidated cost of the asset and the capitalized asset retirement obligation is depreciated using the straight-line method over the period during which the long-lived asset is expected to provide benefits. After the initial period of ARO recognition, the ARO will change as a result of either the passage of time or revisions to the original estimates of either the amounts of estimated cash flows or their timing.

Changes due to the passage of time increase the carrying amount of the liability because there are fewer periods remaining from the initial measurement date until the settlement date; therefore, the present values of the discounted future settlement amount increases. These changes are recorded as a period cost called accretion expense. Changes resulting from revisions to the timing or the amount of the original estimate of undiscounted cash flows shall be recognized as an increase or a decrease in the carrying amount of the liability for an asset retirement obligation and the related asset retirement cost capitalized as part of the carrying amount of the related long-lived asset. Upon settlement, AROs will be extinguished by us at either the recorded amount or we will recognize a gain or loss on the difference between the recorded amount and the actual settlement cost.

Debt Issuance Costs

Debt Issuance Costs

Costs incurred in connection with the issuance of long-term debt are deferred and charged to interest expense over the term of the related debt. Gains or losses on debt repurchases, redemptions and debt extinguishments include any associated unamortized debt issuance costs.

Accounts Receivable Securitization Facility

Accounts Receivable Securitization Facility

Proceeds from the sale or contribution of certain receivables under the Partnership’s Accounts Receivable Securitization Facility (the “Securitization Facility”) are treated as collateralized borrowings in our financial statements. Such borrowings are reflected as long-term debt on our balance sheets to the extent that the Partnership has the ability and intent to fund the Securitization Facility’s borrowings on a long-term basis. Proceeds and repayments under the Securitization Facility are reflected as cash flows from financing activities on our Consolidated Statements of Cash Flows.

Environmental Liabilities and Other Loss Contingencies

Environmental Liabilities and Other Loss Contingencies

Liabilities for loss contingencies, including environmental remediation costs arising from claims, assessments, litigation, fines, penalties and other sources are charged to expense when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Income Taxes

Income Taxes

We account for income taxes using the asset and liability method of accounting for deferred income taxes and provide deferred income taxes for all significant temporary differences.

As part of the process of preparing our consolidated financial statements, we are required to estimate our income taxes in each of the jurisdictions in which we operate. This process involves estimating our actual current tax payable and related tax expense together with assessing temporary differences resulting from differing treatment of certain items, such as depreciation, for tax and accounting purposes. These differences can result in deferred tax assets and liabilities, which are included within our Consolidated Balance Sheets.

We must then assess the likelihood that our deferred tax assets will be recovered from future taxable income and, to the extent we believe that it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets will not be realized, we establish a valuation allowance. Any change in the valuation allowance would impact our income tax provision and net income in the period in which such a determination is made. We consider all available evidence, both positive and negative, to determine whether, based on the weight of the evidence, a valuation allowance is needed. Evidence used includes information about our current financial position and our results of operations for the current and preceding years, as well as all currently available information about future years, including our anticipated future performance, the reversal of deferred tax liabilities and tax planning strategies.

We believe future sources of taxable income, reversing temporary differences and other tax planning strategies will be sufficient to realize assets for which no valuation allowance has been established.

Noncontrolling Interests

Noncontrolling Interests

Third-party ownership in the net assets of our consolidated subsidiaries is shown as noncontrolling interests within the equity section of the Consolidated Balance Sheets. In the consolidated statements of operations and consolidated statements of comprehensive income, noncontrolling interests reflects the attribution of results to third-party investors, which for the Partnership gives effect to the IDRs declared for each period. If the Partnership issues common units at a price different than our carrying value per unit, we account for the excess or deficiency as an adjustment to paid-in capital.

Mandatorily Redeemable Preferred Interests

Mandatorily Redeemable Preferred Interests

Mandatorily redeemable preferred interests are included in other long term liabilities (or assets) on our Consolidated Balance Sheets. Mandatorily redeemable preferred interests with multiple or indeterminate redemption dates are reported at their estimated redemption value as of the reporting date. This point-in-time value does not represent the amount that ultimately would occur in the future when the interests are redeemed. Changes in the redemption value are recorded in interest expense, net on our consolidated statements of operations.

Revenue Recognition

Revenue Recognition

Our operating revenues are primarily derived from the following activities:

•	sales of natural gas, NGLs, condensate, crude oil and petroleum products;

•	services related to compressing, gathering, treating, and processing of natural gas; and

•	services related to NGL fractionation, terminaling and storage, transportation and treating.

We recognize revenues when all of the following criteria are met: (1) persuasive evidence of an exchange arrangement exists, if applicable, (2) delivery has occurred or services have been rendered, (3) the price is fixed or determinable and (4) collectability is reasonably assured.

For natural gas processing activities, we receive either fees or a percentage of commodities as payment for these services, depending on the type of contract. Under fee-based contracts, we receive a fee based on throughput volumes. Under percent-of-proceeds contracts, we receive either an agreed upon percentage of the actual proceeds that we receive from our sales of the residue natural gas and NGLs or an agreed upon percentage based on index related prices for the natural gas and NGLs. Percent-of-value and percent-of-liquids contracts are variations on this arrangement. Under keep-whole contracts, we retain the NGLs extracted and return the processed natural gas or value of the natural gas to the producer. A significant portion of our Straddle plant processing contracts are hybrid contracts under which settlements are made on a percent-of-liquids basis or a fee basis, depending on market conditions. Natural gas or NGLs that we receive for services or purchase for resale are in turn sold and recognized in accordance with the criteria outlined above.

We generally report sales revenues gross in our consolidated statements of operations, as we typically act as the principal in the transactions where we receive commodities, take title to the natural gas and NGLs, and incur the risks and rewards of ownership. However, buy-sell transactions that involve purchases and sales of inventory with the same counterparty that are legally contingent or in contemplation of one another are reported as a single transaction on a combined net basis.

Share-Based Compensation

Share-Based Compensation

We award share-based compensation to employees, directors and non-management directors in the form of restricted stock, restricted stock units, stock options and performance units. Compensation expense on restricted common units and performance unit awards that qualify as equity arrangements are measured by the fair value of the award as determined at the date of grant. Compensation expense on performance unit awards that qualify as liability arrangements is initially measured by the fair value of the award at the date of grant, and re-measured subsequently at each reporting date through the settlement period. Compensation expense is recognized in general and administrative expense over the requisite service period of each award.

Earnings per Share

Earnings per Share

We account for earnings per share (“EPS”) in accordance with Accounting Standards Codification (“ASC”) Topic 260 – Earnings per Share. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock so long as it does not have an anti-dilutive effect on EPS. The dilutive effect is determined through the application of the treasury method. Securities that meet the definition of a participating security are required to be considered for inclusion in the computation of basic EPS.

Use of Estimates

Use of Estimates

When preparing financial statements in conformity with GAAP, management must make estimates and assumptions based on information available at the time. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosures of contingent assets and liabilities as of the date of the financial statements. Estimates and judgments are based on information available at the time such estimates and judgments are made. Adjustments made with respect to the use of these estimates and judgments often relate to information not previously available. Uncertainties with respect to such estimates and judgments are inherent in the preparation of financial statements. Estimates and judgments are used in, among other things, (1) estimating unbilled revenues, product purchases and operating and general and administrative costs, (2) developing fair value assumptions, including estimates of future cash flows and discount rates, (3) analyzing long-lived assets for possible impairment, (4) estimating the useful lives of assets, (5) determining amounts to accrue for contingencies, guarantees and indemnifications and (6) estimating redemption value of mandatorily redeemable preferred interests. Actual results, therefore, could differ materially from estimated amounts.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. The update also creates a new Subtopic 340-40, Other Assets and Deferred Costs – Contracts with Customers, which provides guidance for the incremental costs of obtaining a contract with a customer and those costs incurred in fulfilling a contract with a customer that are not in the scope of another topic. The new revenue standard requires that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entities expect to be entitled in exchange for those goods or services. To achieve that core principle, the standard requires a five step process of identifying the contracts with customers, identifying the performance obligations in the contracts, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when, or as, the performance obligations are satisfied. The amendment also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The revenue recognition standard is effective for the annual period beginning December 15, 2017, and for annual and interim periods thereafter. Earlier adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. We must retroactively apply the new revenue recognition standard to transactions in all prior periods presented, but will have a choice between either (1) restating each prior period presented or (2) presenting a cumulative effect adjustment in the period the amendment is adopted. We expect to adopt this guidance on January 1, 2018 and are continuing to evaluate the impact on our revenue recognition practices.

In November 2014, the FASB issued ASU 2014-16, Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity (a consensus of the FASB Emerging Issues Task Force). The amendments in this update clarify how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. These amendments have been adopted, with no material impact on our consolidated financial statements or results of operations.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. The amendments in this update are intended to simplify the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities and modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities. Our analysis of the amendments indicates that we will continue to consolidate the Partnership upon the adoption of this guidance in the first quarter of 2016. We are currently evaluating the effect of the amendments by revisiting our consolidation model for each of our less-than-wholly owned subsidiaries and do not expect the amendments to have a material impact on our consolidated financial statements or related disclosures.

In April 2015, the FASB issued ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in this update require that debt issuance costs related to a recognized debt liability (other than revolving credit facilities) be presented in the Consolidated Balance Sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. This update deals solely with financial statement display matters; recognition and measurement of debt issuance costs are unaffected. In August 2015, the FASB issued ASU 2015-15, Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. The amendment clarifies ASU 2015-03 and provides that an entity may defer and present debt issuance costs for a line-of-credit or other revolving credit facility arrangement as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the arrangement, regardless of whether there are any outstanding borrowings on the arrangement. Unamortized debt issuance costs of $14.4 million and $8.4 million for revolving credit facilities were included in Other long-term assets on the Consolidated Balance Sheets as of December 31, 2015 and December 31, 2014. We will continue to include debt issuance costs for our line-of-credit and revolving credit facility arrangements in Other long-term assets upon adoption of ASU 2015-03. We adopted the amendments on January 1, 2016 and have reclassified unamortized debt issuance costs of $42.7 million and $29.9 million for term loans on the Consolidated Balance Sheets as of December 31, 2015 and December 31, 2014 from Other long-term assets to long-term debt.

In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 303): Simplifying the Measurement of Inventory. Topic 303 currently requires inventory to be measured at the lower of cost or market, where market could be replacement cost, net realizable value or net realizable value less a normal profit margin. The amendments in this update require that all inventory, excluding inventory that is measured using the last-in, first-out method or the retail inventory method, be measured at the lower of cost or net realizable value. Net realizable value is defined as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. These amendments have been adopted, with no impact on our consolidated financial statements or results of operations.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. Topic 805 currently requires that adjustments to provisional amounts recorded in a business combination be recognized retrospectively as if the accounting had been completed at the acquisition date. The amendments in this update require that an acquirer recognize these measurement-period adjustments in the reporting period in which the adjustment amounts are determined, with the effect on earnings of changes in depreciation, amortization or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments require disclosure of the amount recorded in current-period earnings that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The amendments are effective for us in 2016, with early adoption permitted. We adopted the amendments on September 30, 2015 and have recognized the measurement-period adjustments for the Atlas mergers determined in the six months ended December 31, 2015 in current period earnings. See Note 4 –Business Acquisitions for additional information regarding the nature and amount of the measurement-period adjustments.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The amendments in this update require that deferred tax asset and liabilities be classified as noncurrent on the Consolidated Balance Sheet. We adopted these amendments retrospectively on December 31, 2015. As a result, we have revised our December 31, 2014 Consolidated Balance Sheet to reclassify $0.1 million of current deferred income tax assets to noncurrent and $0.6 million of current deferred tax liabilities to noncurrent.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The amendments in this update require, among other things, that lessees recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Lessees and lessors must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. We expect to adopt the amendments in the first quarter of 2019 and are currently evaluating the impacts of the amendments to our financial statements and accounting practices for leases.